Employee Compensation - Pension and Other Employee Future Benefits - Summary of Weighted-average Assumptions (Detail)		Oct. 31, 2025	Oct. 31, 2024
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate	[1],[2]	4.90%	5.80%
Rate of compensation increase		2.10%	2.10%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate		4.80%	4.90%
Rate of compensation increase		2.10%	2.10%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate	[1],[2]	4.80%	5.70%
Assumed overall health care cost trend rate	[3]	4.80%	4.80%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate		4.70%	4.80%
Assumed overall health care cost trend rate	[3]	4.70%	4.80%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 5.0% and 5.7% for 2025 and 2024, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 4.9% and 5.6% for 2025 and 2024, respectively.
[3]	Trending to 4.0% in 2041 and remaining at that level thereafter.